CONSOLIDATED BALANCE SHEETS	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash	¥ 296,565,209	$ 45,450,607	¥ 164,118,081
Restricted cash (including restricted cash of VIE that can only be used to settle the VIE's own obligation of RMB195,000 and RMB1,893,454 as of December 31, 2019 and 2020)	1,893,454	290,185	195,000
Term deposits	160,349,418	24,574,623	69,762,000
Short-term investments			2,501,024
Accounts receivable - third parties, net (including accounts receivable of VIE that can only be used to settle the VIE's own obligations of RMB168,249,612 and nil as of December 31, 2019 and 2020)	228,892,662	35,079,335	206,629,418
Accounts receivable - a related party, net	9,447,148	1,447,839	12,501,982
Contract assets	36,307,474	5,564,364	25,249,719
Amounts due from related parties	6,275,229	961,721	6,445,606
Prepayments and other current assets (including other receivables of VIE that can only be used to settle the VIE's own obligations of RMB125,690,863 and nil as of December 31, 2019 and 2020)	139,257,239	21,342,106	113,775,649
Total current assets	878,987,833	134,710,780	601,178,479
Non-current assets
Long-term investments	66,162,184	10,139,798	40,077,207
Property and equipment, net	16,416,156	2,515,886	17,904,068
Intangible assets, net	2,022,583	309,974	3,443,178
Deferred income tax assets	1,048,972	160,762	180,222
Other non-current assets	3,824,513	586,132	4,648,976
Total non-current assets	89,474,408	13,712,552	66,253,651
Total assets	968,462,241	148,423,332	667,432,130
Current liabilities
Short-term borrowings (including shortterm borrowings of VIE without recourse to the Company of RMB26,838,032 and RMB20,000,000 as of December 31, 2019 and 2020, respectively)	20,000,000	3,065,134	26,838,032
Accounts payable (including accounts payable of VIE without recourse to the Company of RMB135,194,396 and RMB122,079,582 as of December 31, 2019 and 2020, respectively)	131,599,482	20,168,503	148,828,041
Contract liabilities (including contract liabilities of VIE without recourse to the Company of RMB108,950,803 and RMB95,964,616 as of December 31, 2019 and 2020, respectively)	95,992,689	14,711,523	111,953,381
Amounts due to a related party (including amounts due to a related party of VIE without recourse to the Company of RMB3,180,095 and RMB2,813,041 as of December 31, 2019 and 2020, respectively)	2,813,041	431,117	3,180,095
Payables to an affiliate of a Series C Redeemable Convertible Preferred Shareholder (including payables to an affiliate of a Series C Redeemable Convertible Preferred Shareholder without recourse to the Company of nil and RMB230,086,500 as of December 31, 2019 and 2020, respectively)	230,086,500	35,262,299
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB52,880,022 and RMB 82,674,385 as of December 31, 2019 and 2020, respectively)	93,967,456	14,401,143	68,768,498
Warrant liabilities	202,271,900	30,999,525
Total current liabilities	776,731,068	119,039,244	359,568,047
Non-current liabilities
Non-current warrant liabilities	19,470,302	2,983,954	19,631,027
Long-term borrowings (including long-term borrowings of VIE without recourse to the Company of RMB 96,190,363 and nil as of December 31, 2019 and 2020, respectively)			96,190,363
Total non-current liabilities	19,470,302	2,983,954	115,821,390
Total liabilities	796,201,370	122,023,198	475,389,437
Commitments and contingencies (Note 19)
MEZZANINE EQUITY
Total mezzanine equity	4,875,825,761	747,252,990	1,444,141,422
SHAREHOLDERS' DEFICIT:
Subscription receivables			(23,219,901)
Accumulated other comprehensive income (loss)	208,672,218	31,980,417	(72,548,649)
Accumulated deficit	(4,914,644,309)	(753,202,193)	(1,140,572,830)
Total shareholders' deficit attributable to Cloopen Group Holding Limited	(4,705,910,151)	(721,212,283)	(1,236,284,513)
Non-controlling interests	2,345,261	359,427	(15,814,216)
Total shareholders' deficit	(4,703,564,890)	(720,852,856)	(1,252,098,729)
Total liabilities, mezzanine equity and shareholders' deficit	968,462,241	148,423,332	667,432,130
Series A Redeemable Convertible Preferred Stock
MEZZANINE EQUITY
Total mezzanine equity	648,327,522	99,360,540	183,371,326
Series B Redeemable Convertible Preferred Stock
MEZZANINE EQUITY
Total mezzanine equity	686,082,312	105,146,714	212,123,212
Series C Redeemable Convertible Preferred Stock
MEZZANINE EQUITY
Total mezzanine equity	1,579,397,468	242,053,252	613,766,867
Series D Redeemable Convertible Preferred Stock
MEZZANINE EQUITY
Total mezzanine equity	444,789,375	68,166,954	205,776,240
Series E Redeemable Convertible Preferred Stock
MEZZANINE EQUITY
Total mezzanine equity	720,043,550	110,351,502	229,103,777
Series F Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity	1,133,364,034	173,695,637
Class A ordinary shares
SHAREHOLDERS' DEFICIT:
Pre-offering Ordinary Shares	28,592	4,382	23,519
Total shareholders' deficit	28,592	4,382	23,519
Class B ordinary Shares
SHAREHOLDERS' DEFICIT:
Pre-offering Ordinary Shares	33,348	5,111	33,348
Total shareholders' deficit	33,348	5,111	¥ 33,348
Series C and Series E Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Subscription receivables	¥ 336,178,500	$ 51,521,609